Accrued Expenses and Other Liabilities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 25, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Employee-related liabilities, current	¥ 47,583	$ 6,702	$ 3,375	¥ 39,268
Settlement liabilities, current		$ 844